Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / shares	Sep. 30, 2020 USD ($) yr $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 $ / shares shares	Dec. 21, 2016 USD ($) yr $ / shares shares
Shares available for future issuance | shares		163,400
Dividend yield		4.16%
Expected minimum volatility		22.00%
Expected maximum volatility		30.00%
Expected life minimum | yr		.8
Expecited life maximum | yr		6.9
Risk-free interest rate minimum		1.50%
Risk-free interest rate maximum		1.70%
Aggregate intrinsic value of exercisable options		$ 0
Aggregate intrinsic value of outstanding in-the-money options		$ 0
Market close price | $ / shares		$ 8.95			$ 16.82
Realized tax benefit from option exercises		$ 11
Total unrecognized compensation cost of options granted		$ 540
Compensation cost not yet vested recognition period		3 years 2 months 13 days
Stock appreciation rights issued | shares					132,286
Minimum award for stock appreciation rights					$ 500
Stock appreciation rights vesting period | yr					9.1
Annual director stock grant | shares		25,950	18,863	18,863
Director stock grant market price | $ / shares		$ 12.90	$ 19.25	$ 19.53
Stock appreciation rights accrued liability		$ 342	$ 252
FRP
Realized tax benefit pertaining to FRP options		$ 11
Special Cash Dividend
Dividends paid | $ / shares	$ 3.00